Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.96%
Brazil–1.36%
B3 S.A. - Brasil, Bolsa, Balcao	4,534,893	$13,278,379
Canada–3.23%
Bank of Nova Scotia (The)	110,113	6,872,795
CGI, Inc., Class A(a)	111,864	10,175,894
Ritchie Bros. Auctioneers, Inc.	110,647	6,605,474
Tourmaline Oil Corp.	285,467	7,793,368
		31,447,531
China–6.00%
Alibaba Group Holding Ltd., ADR(a)	46,856	9,145,823
China Mengniu Dairy Co. Ltd.	1,292,000	7,011,585
JD.com, Inc., ADR(a)	162,750	11,535,720
Prosus N.V.	62,851	5,576,989
Tencent Holdings Ltd.	235,100	14,508,336
Wuliangye Yibin Co. Ltd., A Shares	60,956	2,085,387
Yum China Holdings, Inc.	138,758	8,629,360
		58,493,200
Denmark–0.56%
Novo Nordisk A/S, Class B	58,343	5,404,199
France–1.89%
Criteo S.A., ADR(a)	310,967	12,062,410
Sanofi	61,841	6,372,595
		18,435,005
Germany–1.09%
Deutsche Boerse AG	38,384	6,410,199
MorphoSys AG(a)	75,269	4,196,222
		10,606,421
Hong Kong–0.94%
AIA Group Ltd.	765,200	9,178,852
India–1.26%
HDFC Bank Ltd., ADR	174,184	12,292,165
Ireland–2.25%
CRH PLC	187,236	9,331,256
Flutter Entertainment PLC(a)	73,426	12,549,484
		21,880,740
Italy–1.04%
FinecoBank Banca Fineco S.p.A.(a)	567,409	10,160,305
Japan–4.08%
Hoya Corp.	47,900	6,763,055
Koito Manufacturing Co. Ltd.	109,100	6,673,397
Olympus Corp.	601,700	12,390,179
Sony Group Corp.	133,600	13,945,334
		39,771,965
Macau–0.86%
Galaxy Entertainment Group Ltd.(a)	1,233,000	8,388,873
Shares		Value
Mexico–3.50%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	850,100	$9,777,778
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	7,503,850	12,149,405
Wal-Mart de Mexico S.A.B. de C.V., Series V	3,691,569	12,169,080
		34,096,263
Netherlands–1.14%
Heineken N.V.	95,692	11,144,501
South Korea–1.05%
Samsung Electronics Co. Ltd.	149,626	10,232,039
Sweden–1.52%
Sandvik AB	567,820	14,790,574
Switzerland–0.76%
Logitech International S.A., Class R	12,430	1,358,815
Roche Holding AG	15,707	6,073,933
		7,432,748
Taiwan–1.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	493,428	10,274,429
United Kingdom–5.82%
Ashtead Group PLC	115,197	8,629,691
Clinigen Group PLC	1,789,711	14,906,721
DCC PLC	210,544	17,627,341
HomeServe PLC	766,564	9,955,332
IG Group Holdings PLC	454,050	5,628,795
		56,747,880
United States–58.56%
Activision Blizzard, Inc.	106,372	8,894,827
Advance Auto Parts, Inc.	58,775	12,463,826
Alphabet, Inc., Class A(a)	12,324	33,207,388
Alphabet, Inc., Class C(a)	4,698	12,705,365
Amazon.com, Inc.(a)	15,908	52,935,302
Aon PLC, Class A(b)	50,219	13,058,447
Apollo Global Management, Inc.	164,571	9,686,649
Apple, Inc.	102,972	15,019,496
Aptiv PLC(a)	93,830	15,655,535
Assurant, Inc.	59,485	9,387,328
Booking Holdings, Inc.(a)	4,594	10,006,926
Broadcom, Inc.	19,375	9,404,625
Carrier Global Corp.	149,645	8,267,886
Cognizant Technology Solutions Corp., Class A	164,130	12,068,479
ConocoPhillips	129,986	7,287,015
Datto Holding Corp.(a)(b)	144,758	3,776,736
Dropbox, Inc., Class A(a)	318,077	10,016,245
FedEx Corp.	41,143	11,517,983
Fidelity National Information Services, Inc.	114,719	17,098,867
Fortive Corp.	81,654	5,932,980
General Motors Co.(a)	156,635	8,903,133

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
United States–(continued)
Harley-Davidson, Inc.	206,171	$8,168,495
Horizon Therapeutics PLC(a)	157,808	15,783,956
KLA Corp.	26,255	9,140,941
LPL Financial Holdings, Inc.	96,324	13,585,537
Medtronic PLC	90,857	11,930,433
Microsoft Corp.	74,756	21,298,732
ModivCare, Inc.(a)	68,106	11,578,020
Mondelez International, Inc., Class A	135,312	8,559,837
NCR Corp.(a)	345,358	15,333,895
NIKE, Inc., Class B	44,850	7,512,823
Open Lending Corp., Class A(a)	246,917	9,382,846
PayPal Holdings, Inc.(a)	72,785	20,054,451
Paysafe Ltd.(a)(b)	804,654	8,682,217
Philip Morris International, Inc.	123,040	12,315,074
PTC, Inc.(a)	54,358	7,362,791
Schneider Electric SE	39,250	6,576,890
Shoals Technologies Group, Inc., Class A(a)	133,531	3,884,417
Synopsys, Inc.(a)	24,369	7,018,028
Terminix Global Holdings, Inc.(a)	201,853	10,597,282
Thermo Fisher Scientific, Inc.	29,713	16,045,317
Tradeweb Markets, Inc., Class A	56,168	4,871,451
UnitedHealth Group, Inc.	30,144	12,425,960
Vertiv Holdings Co.	690,826	19,370,761
Visa, Inc., Class A	62,964	15,513,700
Wyndham Hotels & Resorts, Inc.	91,080	6,563,225
		570,852,117
Total Common Stocks & Other Equity Interests (Cost $622,000,936)		954,908,186
Shares		Value
Money Market Funds–2.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	4,909,093	$4,909,093
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	10,646,092	10,650,350
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	5,610,392	5,610,392
Total Money Market Funds (Cost $21,165,705)		21,169,835
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.13% (Cost $643,166,641)		976,078,021
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.59%
Invesco Private Government Fund, 0.02%(c)(d)(e)	7,564,311	7,564,311
Invesco Private Prime Fund, 0.12%(c)(d)(e)	17,643,002	17,650,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,214,371)		25,214,371
TOTAL INVESTMENTS IN SECURITIES—102.72% (Cost $668,381,012)		1,001,292,392
OTHER ASSETS LESS LIABILITIES–(2.72)%		(26,536,344)
NET ASSETS–100.00%		$974,756,048
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,452,294	$61,832,798	$(59,375,999)	$-	$-	$4,909,093	$2,666
Invesco Liquid Assets Portfolio, Institutional Class	11,836,755	44,034,682	(45,221,140)	(441)	494	10,650,350	6,015
Invesco Treasury Portfolio, Institutional Class	2,802,622	70,666,055	(67,858,285)	-	-	5,610,392	1,670
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,700	41,619,597	(34,965,986)	-	-	7,564,311	268*
Invesco Private Prime Fund	1,366,050	68,298,535	(52,014,820)	-	295	17,650,060	3,597*
Total	$19,368,421	$286,451,667	$(259,436,230)	$(441)	$789	$46,384,206	$14,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$13,278,379	$—	$—	$13,278,379
Canada	31,447,531	—	—	31,447,531
China	29,310,903	29,182,297	—	58,493,200
Denmark	—	5,404,199	—	5,404,199
France	12,062,410	6,372,595	—	18,435,005
Germany	—	10,606,421	—	10,606,421
Hong Kong	—	9,178,852	—	9,178,852
India	12,292,165	—	—	12,292,165
Ireland	—	21,880,740	—	21,880,740
Italy	—	10,160,305	—	10,160,305
Japan	—	39,771,965	—	39,771,965
Macau	—	8,388,873	—	8,388,873
Mexico	34,096,263	—	—	34,096,263
Netherlands	—	11,144,501	—	11,144,501
South Korea	—	10,232,039	—	10,232,039
Sweden	—	14,790,574	—	14,790,574
Switzerland	—	7,432,748	—	7,432,748
Taiwan	—	10,274,429	—	10,274,429
United Kingdom	—	56,747,880	—	56,747,880
United States	564,275,227	6,576,890	—	570,852,117
Money Market Funds	21,169,835	25,214,371	—	46,384,206
Total Investments	$717,932,713	$283,359,679	$—	$1,001,292,392
Invesco Global Growth Fund